Offerings	Feb. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 4,564,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 630.36
Offering Note	Estimated solely for purposes of calculating the amount of the filing fee pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), based on the product of (i) $0.075, the last sale reported of the Issuer’s Common Stock on February 24, 2026 as reported on The OTC Market, and (ii) 18,780,000, the estimated number of shares of Common Stock to be exchanged in the transaction.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The filing fee was calculated in accordance with Rule 0-11 under the Exchange Act and the Fee Rate Advisory issued August 25, 2025, by multiplying the transaction value by 0.00013810.